EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
EARNINGS PER SHARE

NOTE 6 - EARNINGS PER SHARE

Basic earnings per share is calculated using the weighted average number of common shares outstanding during each year. Diluted earnings per share include the net number of shares that would be issued upon the exercise of stock options using the treasury stock method. Options are not considered in loss years as they would be anti-dilutive. There are no shares with a dilutive impact at December 31, 2011 and 2010.